LEASES	12 Months Ended
Oct. 31, 2023
Notes and other explanatory information [abstract]
LEASES

7.	LEASES

The following is a continuity schedule of lease liabilities:

Lease liabilities	October 31, 2023	October 31, 2022
	$	$
Balance - beginning	2,301,129	2,360,438
Additions	2,583,661	1,030,429
Disposals	(292,763)	-
Interest expense on lease liabilities	272,521	243,360
Payments	(1,945,865)	(1,333,098)
Balance - ending	2,918,683	2,301,129
Current portion	824,271	1,025,373
Non-current portion	2,094,412	1,275,756

Set out below are undiscounted minimum future lease payments after October 31, 2023:

Total future minimum lease payments ($)
Less than one year	1,108,495
Between one and five years	2,572,570
Total	3,681,065